Revenue, Other Income and Gains - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 27, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Licensing of intellectual property
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License and collaboration revenue		$ 4,905	$ 5,625	$ 4,523
Licensing of intellectual property | US and Non-US Territories
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
License and collaboration revenue	$ 30,000	$ 45,100
JSC service
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Estimated service period		9 years
Performance obligations estimated collaboration period		9 years
JSC service | US and Non-US Territories
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Right-to-use license amount	$ 370,000	$ 554,900